Investment Property (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENT PROPERTY.
Summary of Changes in Investment Property

	Investment Properties, Gross	Accumulated Depreciation, Amortization and Impairment	Investment Properties, Net
Investment Property, Net, Cost Model	ThCh$	ThCh$	ThCh$
Balance at January 1, 2019	9,189,377	(1,632,021)	7,557,356
Depreciation expense	—	(19,812)	(19,812)
Impairment loss recognized in the income statement	—	(742,389)	(742,389)
Balance at December 31, 2019	9,189,377	(2,394,222)	6,795,155
Depreciation expense	—	(19,812)	(19,812)
Reversals of impairment recognized in the income statement	—	646,597	646,597
Balance at December 31, 2020	9,189,377	(1,767,437)	7,421,940

Schedule of fair value hierarchy of investment properties

	Fair value measured as of December 31, 2020
	Level 1	Level 2	Level 3
	ThCh$	ThCh$	ThCh$
Investment properties	—	—	8,484,901
See Note 3.h.
Summary of Income and Expenses from Investment Properties

	2020	2019	2018
Income and expense from investment properties	ThCh$	ThCh$	ThCh$
Income derived from rental income from investment properties	196,955	202,896	204,166
Direct operating expenses from investment properties that generate rental income	(36,761)	(44,136)	(56,327)
Total	160,194	158,760	147,839